AB Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 56.6%
Information Technology – 15.4%
Communications Equipment – 0.1%
Cisco Systems, Inc.	14,232	$706,903

Electronic Equipment, Instruments & Components – 0.5%
CDW Corp./DE	20,234	3,473,975

IT Services – 0.4%
EPAM Systems, Inc.(a)	7,411	1,901,811
Genpact Ltd.	21,759	800,296

		2,702,107

Semiconductors & Semiconductor Equipment – 3.0%
Advanced Micro Devices, Inc.(a)	4,089	483,361
KLA Corp.	2,753	1,219,551
NVIDIA Corp.	29,137	11,023,693
NXP Semiconductors NV	21,441	3,840,083
QUALCOMM, Inc.	27,634	3,133,972
Texas Instruments, Inc.	8,454	1,469,981

		21,170,641

Software – 8.0%
Adobe, Inc.(a)	11,318	4,728,547
Autodesk, Inc.(a)	8,276	1,650,152
Gen Digital, Inc.	203,921	3,576,774
Microsoft Corp.	108,266	35,553,472
Oracle Corp.	81,293	8,612,181
ServiceNow, Inc.(a)	3,535	1,925,797

		56,046,923

Technology Hardware, Storage & Peripherals – 3.4%
Apple, Inc.	123,767	21,937,701
Western Digital Corp.(a)	47,674	1,846,414

		23,784,115

		107,884,664

Health Care – 9.5%
Biotechnology – 1.3%
Gilead Sciences, Inc.	412	31,699
Regeneron Pharmaceuticals, Inc.(a)	3,505	2,578,138
Vertex Pharmaceuticals, Inc.(a)	20,503	6,634,156

		9,243,993

Health Care Equipment & Supplies – 1.9%
Align Technology, Inc.(a)	5,098	1,441,001
Edwards Lifesciences Corp.(a)	49,828	4,197,012
Intuitive Surgical, Inc.(a)	2,352	724,040
Medtronic PLC	71,375	5,906,995
Zimmer Biomet Holdings, Inc.	6,717	855,343

		13,124,391

Health Care Providers & Services – 2.8%
Elevance Health, Inc.	12,386	5,546,698
UnitedHealth Group, Inc.	28,653	13,960,888

		19,507,586

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 1.5%
Illumina, Inc.(a)	15,460	$3,040,209
IQVIA Holdings, Inc.(a)	31,685	6,239,093
Waters Corp.(a)	5,391	1,354,327

		10,633,629

Pharmaceuticals – 2.0%
Johnson & Johnson	15,937	2,471,191
Merck & Co., Inc.	10,156	1,121,324
Organon & Co.	1,015	19,681
Pfizer, Inc.	8,730	331,915
Roche Holding AG (Sponsored ADR)	151,602	6,001,923
Viatris, Inc.	779	7,128
Zoetis, Inc.	25,494	4,155,777

		14,108,939

		66,618,538

Financials – 7.2%
Banks – 2.1%
Bank of America Corp.	220,137	6,117,607
JPMorgan Chase & Co.	7,890	1,070,752
PNC Financial Services Group, Inc. (The)	12,300	1,424,709
Wells Fargo & Co.	152,915	6,087,546

		14,700,614

Capital Markets – 1.8%
Charles Schwab Corp. (The)	51,764	2,727,445
Goldman Sachs Group, Inc. (The)	21,319	6,905,224
LPL Financial Holdings, Inc.	11,718	2,282,432
S&P Global, Inc.	957	351,631

		12,266,732

Financial Services – 2.2%
PayPal Holdings, Inc.(a)	33,342	2,066,871
Visa, Inc. - Class A	60,668	13,409,448

		15,476,319

Insurance – 1.1%
Progressive Corp. (The)	43,853	5,609,237
Willis Towers Watson PLC	9,728	2,128,973

		7,738,210

		50,181,875

Communication Services – 6.0%
Diversified Telecommunication Services – 0.7%
Comcast Corp. - Class A	127,047	4,999,299

Entertainment – 0.4%
Walt Disney Co. (The)(a)	33,588	2,954,401

Company	Shares	U.S. $ Value

Interactive Media & Services – 4.3%
Alphabet, Inc. - Class A(a)	12,280	$1,508,844
Alphabet, Inc. - Class C(a)	151,620	18,705,359
Meta Platforms, Inc. - Class A(a)	36,670	9,707,282

		29,921,485

Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc.(a)	29,275	4,017,994

		41,893,179

Consumer Discretionary – 5.7%
Automobile Components – 0.0%
Magna International, Inc.	4,191	202,677

Automobiles – 0.2%
Stellantis NV	88,244	1,350,133

Broadline Retail – 1.7%
Amazon.com, Inc.(a)	98,101	11,829,018

Hotels, Restaurants & Leisure – 1.3%
Booking Holdings, Inc.(a)	1,541	3,866,015
Hyatt Hotels Corp. - Class A	14,109	1,516,435
Restaurant Brands International, Inc.	40,422	2,947,168
Starbucks Corp.	8,298	810,217

		9,139,835

Specialty Retail – 1.8%
AutoZone, Inc.(a)	1,837	4,384,625
Home Depot, Inc. (The)	28,845	8,176,115

		12,560,740

Textiles, Apparel & Luxury Goods – 0.7%
NIKE, Inc. - Class B	45,064	4,743,437

		39,825,840

Industrials – 4.6%
Aerospace & Defense – 0.8%
Raytheon Technologies Corp.	60,218	5,548,486

Building Products – 0.4%
Otis Worldwide Corp.	31,448	2,500,430

Construction & Engineering – 0.5%
AECOM	42,911	3,349,204

Electrical Equipment – 1.3%
Eaton Corp. PLC	32,989	5,802,765
Regal Rexnord Corp.	26,014	3,378,959

		9,181,724

Ground Transportation – 0.8%
CSX Corp.	146,271	4,486,132
Knight-Swift Transportation Holdings, Inc.	6,641	365,189
Norfolk Southern Corp.	3,002	624,956

		5,476,277

Machinery – 0.6%
Ingersoll Rand, Inc.	10,221	579,122
PACCAR, Inc.	50,892	3,500,352

		4,079,474

Company	Shares	U.S. $ Value

Professional Services – 0.2%
Booz Allen Hamilton Holding Corp.	11,833	$1,190,163
Robert Half International, Inc.	7,406	481,538

		1,671,701

		31,807,296

Consumer Staples – 3.2%
Beverages – 0.9%
Coca-Cola Co. (The)	68,587	4,091,900
Constellation Brands, Inc. - Class A	9,580	2,327,653

		6,419,553

Consumer Staples Distribution & Retail – 1.6%
Costco Wholesale Corp.	7,999	4,091,968
Walmart, Inc.	46,273	6,796,116

		10,888,084

Household Products – 0.7%
Procter & Gamble Co. (The)	34,119	4,861,957

		22,169,594

Energy – 1.8%
Energy Equipment & Services – 0.5%
Baker Hughes Co.	141,897	3,866,694

Oil, Gas & Consumable Fuels – 1.3%
Chevron Corp.	26,222	3,949,558
EOG Resources, Inc.	47,271	5,071,705

		9,021,263

		12,887,957

Materials – 1.2%
Chemicals – 1.2%
Linde PLC	12,058	4,264,432
LyondellBasell Industries NV - Class A	43,134	3,689,682
Westlake Corp.	1,866	193,971

		8,148,085

Utilities – 1.1%
Electric Utilities – 1.1%
American Electric Power Co., Inc.	48,975	4,070,802
Edison International	4,800	324,096
NextEra Energy, Inc.	42,042	3,088,405

		7,483,303

Real Estate – 0.9%
Industrial REITs – 0.4%
Prologis, Inc.	23,167	2,885,450

Real Estate Management & Development – 0.0%
CBRE Group, Inc. - Class A(a)	450	33,714

Company	Shares	U.S. $ Value

Specialized REITs – 0.5%
American Tower Corp.	17,304	$3,191,550

		6,110,714

Total Common Stocks (cost $213,711,852)		395,011,045

INVESTMENT COMPANIES – 42.9%
Funds and Investment Trusts – 42.9%(b) (c)
AB Discovery Growth Fund, Inc. - Class Z(a)	1,665,102	16,517,812
AB Trust – AB Discovery Value Fund - Class Z	1,190,957	22,509,088
Bernstein Fund, Inc. – International Small Cap - Class Z	3,492,636	37,021,945
Bernstein Fund, Inc. – International Strategic - Class Z	17,474,124	190,293,210
Bernstein Fund, Inc. – Small Cap Core Portfolio - Class Z	1,329,802	15,412,405
Sanford C Bernstein Fund, Inc. – Emerging Markets Portfolio - Class Z	724,432	17,538,507

Total Investment Companies (cost $330,860,704)		299,292,967

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.03%(b) (c) (d) (cost $3,444,670)	3,444,670	3,444,670

Total Investments – 100.0% (cost $548,017,226)(e)		697,748,682
Other assets less liabilities – 0.0%		227,962

Net Assets – 100.0%		$697,976,644

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of May 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $188,381,587 and gross unrealized depreciation of investments was $(38,650,131), resulting in net unrealized appreciation of $149,731,456.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Tax-Managed Wealth Appreciation Strategy

May 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$395,011,045	$—	$—	$395,011,045
Investment Companies	299,292,967	—	—	299,292,967
Short-Term Investments	3,444,670	—	—	3,444,670
Total Investments in Securities	697,748,682	—	—	697,748,682
Other Financial Instruments(b)	—	—	—	—

Total	$697,748,682	$—	$—	$697,748,682

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2023 is as follows:

							Distributions
Affiliated Issuer	Market Value 08/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr (Depr) (000)	Market Value 05/31/2023 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$17,211	$119	$595	$(255)	$38	$16,518	$0	$0
AB Trust - AB Discovery Value Fund	22,311	3,221	499	(64)	(2,460)	22,509	1,631	0
Bernstein Fund, Inc. - International Small Cap Portfolio	35,898	510	1,283	(241)	2,138	37,022	386	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	188,928	9,971	11,317	(2,220)	4,931	190,293	7,605	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	15,071	1,686	112	(23)	(1,210)	15,412	1,159	0
Government Money Market Portfolio	7,145	63,037	66,737	0	0	3,445	144	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	16,927	1,138	201	(57)	(268)	17,539	0	0
Total	$303,491	$79,682	$80,744	$(2,860)	$3,169	$302,738	$10,925	$0